                    First Eagle SoGen Overseas Variable Fund





                               SEMI-ANNUAL REPORT
                                 June 30, 2001




[FIRST EAGLE LOGO]

                    First Eagle SoGen Overseas Variable Fund


                             THE PRESIDENTS' LETTER


Dear Shareholder:

   From February 3, 1997 (commencement of operations) through June 30, 2001, the value of an investment in your Fund increased at a compounded average annual rate of 12.42%*. Over the past twelve months, the rate was 7.85%*.

   About 38% of the foreign stock portfolio was invested in developed countries of Continental Europe and 22% in Japan. Other relatively large investments were in the United Kingdom (10%), Hong Kong (6%), Mexico (5%) and New Zealand (5%).

   We are "value" investors, so your Fund did not suffer from the sharp decline in "new economy" stocks since March of 2000. That helps explain why your Fund achieved a positive return in 2000, and again in 2001 to date.

   As we wrote back in January, your Fund has a large holding in the Legrand ADP, a non-voting stock. The company is being acquired by Schneider Electric SA, which initially offered to buy Legrand ADP at a 43% discount to the price to be paid for the common stock. That's quite unfair, and thanks in part to our efforts on your behalf, the terms were improved to a discount of only 20%.

   Corporacion Financiera Alba SA and Shaw Brothers Ltd. are among the top five stocks in the portfolio. They are both "holding" companies; i.e. they own significant stakes in several businesses. Corporacion Financiera Alba SA is an indirect - and cheap - way into Carrefour SA (the second largest retailer in the world) and Shaw Brothers Ltd. into TVB (a Hong Kong broadcasting company, with the largest Chinese language library of TV programs in the world). To paraphrase Warren Buffett, both Carrefour SA and TVB are "comfortable" businesses at "questionable" prices. However, Corporacion Financiera Alba SA and Shaw Brothers Ltd. sell at discounts of 40% and 60%, respectively, to their net asset values. Therefore, we think we've found a cheaper way into Carrefour SA and TVB.

Sincerely yours,



/s/ Jean-Marie Eveillard                     /s/ John Arnhold
---------------------------------            ----------------------------------
Jean-Marie Eveillard                         John Arnhold
Co-President                                 Co-President

July 31, 2001


---------------
* These figures assume the immediate reinvestment of all dividends and distributions.

                    First Eagle SoGen Overseas Variable Fund

                              SUMMARY OF FUND DATA

   The table below covers the period from February 3, 1997 (commencement of operations) to June 30, 2001.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Asset
                                                                                                                       Value of
                                                                                                                      Investment
                                                                                                     Investment     With Dividends
                                             Number                    Net Asset    Capital Gains      Income     and Distributions
                                           of Shares      Total Net      Value      Distributions    Dividends        Reinvested
                                          Outstanding      Assets      Per Share      Per Share      Per Share      (Cumulative)*
-----------------------------------------------------------------------------------------------------------------------------------
February 3, 1997 (commencement
   of operations)......................       10,000     $   100,000     $10.00            --             --            $10.00
December 31, 1997 .....................      142,378       1,390,537       9.77            --             --              9.77
December 31, 1998 .....................      418,376       4,212,629      10.07            --          $0.11             10.18
December 31, 1999 .....................      646,522       9,155,742      14.16         $0.15             --             14.47
December 31, 2000 .....................    1,035,810      14,514,061      14.01          0.22           0.95             15.53
June 30, 2001 .........................    1,101,759      16,652,262      15.11            --             --             16.75

---------------
* The calculation is based on an assumed investment in one share with income dividends reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends.)

                    First Eagle SoGen Overseas Variable Fund

                                                                  FUND OVERVIEW

                                                     June 30, 2001
                                                     (unaudited)

The First Eagle SoGen Overseas Variable Fund seeks long-term growth of capital by investing in securities of small and medium size non-U.S. companies.


PERFORMANCE COMPARISON:

               Average Annual Rates of return as of June 30, 2001

                                                                         Since
                                                                       Inception
                                              One-Year    Three-Year    (2/3/97)
                                              --------    ----------    --------
First Eagle SoGen Overseas Variable Fund        8.89%       16.81%       12.42%
MSCI EAFE Index                               (23.84)%      (1.34)%       3.77%
Consumer Price Index                            3.31%        2.98%        2.50%

                     Growth of a $10,000 Initial Investment

[graphic]


             First Eagle SoGen Overseas Variable Fund    Consumer Price Index   MSCI EAFE Index
             ----------------------------------------    --------------------   ---------------
  2/3/97                     $10,000                            10,000              $10,000
 3/31/97                     $10,010                            10,031              $10,200
 6/30/97                     $10,760                            10,056              $11,524
 9/30/97                     $10,590                            10,119              $11,443
12/31/97                     $ 9,770                            10,151              $10,547
 3/31/98                     $10,610                            10,169              $12,098
 6/30/98                     $10,510                            10,226              $12,227
 9/30/98                     $ 9,310                            10,263              $10,489
12/31/98                     $10,182                            10,314              $12,656
 3/31/99                     $10,839                            10,351              $12,832
 6/30/99                     $12,618                            10,427              $13,158
 9/30/99                     $13,286                            10,533              $13,736
12/31/99                     $14,473                            10,590              $16,069
 3/31/00                     $14,770                            10,740              $16,052
 6/30/00                     $15,383                            10,816              $15,416
 9/30/00                     $15,035                            10,891              $14,172
12/31/00                     $15,530                            10,947              $13,792
 3/31/01                     $15,785                            11,060              $11,898
 6/30/01                     $16,750                            11,161              $11,741

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions. The MSCI World Index returns assume reinvestment of dividends. This is a widely followed index of an unmanaged group of stocks from 20 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.


TOP 10 HOLDINGS

Buderus AG (German manufacturer of heating systems)                       5.50%

Industrias Penoles, S.A. de C.V. (Mexican producer of silver)             4.66%

Corporacion Financiera Alba SA (European holding company with
 stakes in retail, telecom, construction and media)                       4.45%

Carter Holt Harvey Ltd. (New Zealand forest products company)             4.14%

Shaw Brothers Ltd. (Hong Kong company with a large stake in the media
sector)                                                                   3.36%

Brau-Union AG (Austrian brewing company)                                  3.33%

IMI plc (British industrial conglomerate)                                 3.13%

Shimano Inc. (Japanese manufacturer of bicycle parts)                     2.83%

Nipponkoa Insurance Co., Ltd. (Japanese marine, fire, and casualty insurance
co.)                                                                      2.81%

Societe Sucriere de Pithiviers-le-Vieil (French producer of sugar beet and
alcohol)                                                                  2.67%



ASSET ALLOCATION

Foreign Stocks                                                           93.57%

U.S. Stocks                                                               1.37%

U.S. Dollar Bonds                                                         1.26%

Foreign Currency Bonds                                                    0.56%

U.S. Dollar Cash and Equivalents                                          3.24%

TOP 5 COUNTRIES

Japan                                                                    22.19%

United Kingdom                                                            9.62%

France                                                                    9.15%

Germany                                                                   8.42%

Hong Kong                                                                 6.34%
---------------
The Fund's portfolio composition is subject to change at any time.

                    First Eagle SoGen Overseas Variable Fund
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2001
                                  (unaudited)

 ------------------------------------------------------------------------------------------------------------------------
       Number                                                                        Cost                     Value
    of Shares                                                                      (Note 1)                  (Note 1)
 -------------------------------------------------------------------------------------------------------------------------
                Common and Preferred Stocks (94.94%)
                Austria (5.67%)
       15,000   Brau-Union AG (10)                                                       560,925      $         555,272
       12,000   Flughafen Wien AG (8)                                                    425,979                389,530
                                                                               -----------------      -----------------
                                                                                         986,904                944,802
                                                                               -----------------      -----------------
                 Australia (0.57%)
       25,000   Spotless Group Ltd. (14)                                                  64,398                 95,109
                                                                               -----------------      -----------------
                 Belgium (2.60%)
       30,000   Deceuninck Plastics Industries SA (5)                                    524,861                432,812
                                                                               -----------------      -----------------
                 Canada (2.71%)
       20,000   Franco-Nevada Mining Corporation Ltd. (19)                               240,802                257,055
        5,000   Canadian Pacific Ltd. (18)                                                94,585                193,750
                                                                               -----------------      -----------------
                                                                                         335,387                450,805
                                                                               -----------------      -----------------
                 Chile (2.27%)
       50,000   Quinenco S.A. ADR (a)(17)                                                396,365                377,500
                                                                               -----------------      -----------------
                 France (9.15%)
        1,500   Societe Sucriere de Pithiviers-le-Vieil (3)                              455,683                445,541
          125   Societe Immobiliere Marseillaise (17)                                    214,477                343,703
        1,500   Legrand ADP (6)                                                          147,306                230,918
       13,500   Sabeton SA (17)                                                          179,522                148,251
        3,500   Sagem ADP (9)                                                            166,471                123,415
        2,000   Crometal (6)                                                             102,205                 93,267
        1,500   Robertet SA (10)                                                          51,679                 82,107
        1,000   Didot-Bottin (17)                                                         62,295                 55,968
                                                                               -----------------      -----------------
                                                                                       1,379,638              1,523,170
                                                                               -----------------      -----------------
                 Germany (8.42%)
       40,000   Buderus AG (6)                                                           636,167                916,542
        8,500   Vossloh AG (8)                                                           104,304                177,813
        3,794   Hornbach Holding AG Pfd. (11)                                            151,653                170,648
        3,500   Bayer AG (7)                                                             140,861                136,633
            9   Bertelsmann AG D.R.C. (13)                                                    17                     15
                                                                               -----------------      -----------------
                                                                                       1,033,002              1,401,651
                                                                               -----------------      -----------------
                 Hong Kong (6.34%)
      733,500   Shaw Brothers (Hong Kong) Ltd. (13)                                      560,621                559,536
      850,000   Cafe de Coral Holdings Ltd. (17)                                         340,372                419,557
    1,044,671   City e-Solutions Ltd. (16)                                                49,601                 76,342
                                                                               -----------------      -----------------
                                                                                         950,594              1,055,435
                                                                               -----------------      -----------------
                 Japan (22.19%)
       32,000   Shimano Inc. (10)                                                        552,576                471,793
      125,000   Nipponkoa Insurance Company, Ltd. (15)                                   494,865                469,258
        5,000   ASAHI Broadcasting Corporation (13)                                      410,012                332,892
       55,000   Tachi-S Company, Ltd. (4)                                                265,750                330,887
       10,000   Ono Pharmaceutical Company, Ltd. (12)                                    361,296                317,651
       20,000   Chofu Seisakusho Company, Ltd. (10)                                      229,780                240,324
       65,000   Aida Engineering, Ltd. (6)                                               230,233                237,757
       20,000   Shoei Company, Ltd. (17)                                                 154,117                211,768
       30,000   Makita Corporation (10)                                                  252,125                189,147
       25,000   Sonton Food Industry Company, Ltd. (10)                                  232,691                178,478
       50,000   Aioi Insurance Company, Ltd. (15)                                        157,740                166,446
       39,700   Sotoh Company, Ltd. (10)                                                 205,769                151,902



                    First Eagle SoGen Overseas Variable Fund
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 June 30, 2001
                                  (unaudited)

 -------------------------------------------------------------------------------------------------------------------------
       Number                                                                           Cost                   Value
    of Shares                                                                         (Note 1)                (Note 1)
 -------------------------------------------------------------------------------------------------------------------------
                Common and Preferred Stocks -- (Continued)
                 Japan -- (Continued)
       10,000   Mandom Corporation (10)                                          $          100,678      $         135,563
       20,700   Yomeishu Seizo Company, Ltd. (10)                                           132,355                132,670
       35,000   Okumura Corporation (16)                                                    107,013                128,865
                                                                                  -----------------      -----------------
                                                                                          3,887,000              3,695,401
                                                                                  -----------------      -----------------
                 Mexico (4.66%)
      675,000   Industrias Penoles, S.A. de C.V. (a)(1)                                     865,068                776,119
                                                                                  -----------------      -----------------
                 Netherlands (3.45%)
       10,000   Apothekers Cooperatie OPG U.A. (12)                                         224,565                308,060
       15,000   Holdingmaatschappij de Telegraaf NV (13)                                    278,833                267,325
                                                                                  -----------------      -----------------
                                                                                            503,398                575,385
                                                                                  -----------------      -----------------
                 New Zealand (4.63%)
    1,000,000   Carter Holt Harvey Ltd. (2)                                                 880,779                689,605
       20,000   Wilson & Horton Ltd. 5% exchangeable preference
                 shares (13)                                                                 89,266                 81,333
                                                                                  -----------------      -----------------
                                                                                            970,045                770,938
                                                                                  -----------------      -----------------
                 South Korea (0.44%)
          290   Nam Yang Dairy Products (10)                                                 74,651                 73,476
                                                                                  -----------------      -----------------
                 Singapore and Malaysia (3.63%)
       50,000   Fraser & Neave Ltd. (10)                                                    175,738                218,107
      625,000   Del Monte Pacific Ltd. (10)                                                 148,264                156,036
       65,000   Haw Par Corporation Ltd. (17)                                               103,141                154,787
       75,000   Haw Par Healthcare Ltd. (12)                                                 63,094                 74,897
                                                                                  -----------------      -----------------
                                                                                            490,237                603,827
                                                                                  -----------------      -----------------
                 Spain and Portugal (6.64%)
       35,000   Corporacion Financiera Alba SA (17)                                         851,900                742,569
       20,000   Espirito Santo Financial Group SA ADR (15)                                  336,744                364,000
                                                                                  -----------------      -----------------
                                                                                          1,188,644              1,106,569
                                                                                  -----------------      -----------------
                 Switzerland (0.48%)
          250   Edipresse SA (13)                                                            73,793                 80,614
                                                                                  -----------------      -----------------
                 Thailand (0.10%)
        3,500   The Oriental Hotel Public Company Ltd. (16)                                  18,321                 15,844
                                                                                  -----------------      -----------------
                 United Kingdom (9.62%)
      165,000   IMI plc (6)                                                                 611,942                522,429
      200,000   Enodis plc (17)                                                             445,953                400,020
       50,000   Spirax-Sarco Engineering plc (6)                                            302,521                346,307
      235,000   McBride plc (10)                                                            272,328                212,590
      200,000   Royal Doulton plc (a)(10)                                                   230,021                120,147
                                                                                  -----------------      -----------------
                                                                                          1,862,765              1,601,493
                                                                                  -----------------      -----------------
                 Miscellaneous (1.37%)
       10,000   Freeport McMoRan Copper & Gold Inc., Preferred
                 Series 'B' (b)(19)                                                         167,705                229,000
                                                                                  -----------------      -----------------
                Total Common and Preferred Stocks                                        15,772,776             15,809,950
                                                                                  -----------------      -----------------



                    First Eagle SoGen Overseas Variable Fund
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                 June 30, 2001
                                  (unaudited)

 -----------------------------------------------------------------------------------------------------------------------------
             Principal
               Amount                                                                    Cost                     Value
              -------                                                                  (Note 1)                 (Note 1)
 -----------------------------------------------------------------------------------------------------------------------------
                        Bonds, Notes and Convertible Bonds (1.82%)
                          U.S. Dollar Convertible Bonds (1.26%)
             $250,000   Agnico Eagle Mines Ltd. 3 1/2% due 1/27/2004 (1)          $          197,501      $           207,188
               20,000   P.T. Inti Indorayon Utama 7% due 5/02/2006 (a)(c)(2)                  14,721                    1,500
                                                                                   -----------------       ------------------
                                                                                             212,222                  208,688
                                                                                   -----------------       ------------------
                          Non U.S. Dollar Bond (0.56%)
        NZD   212,934   Evergreen Forest Ltd. 0% due 3/19/2009 (a)(2)                        119,754                   93,719
                                                                                   -----------------       ------------------
                        Total Bonds, Notes and
                        Convertible Bonds                                                    331,976                  302,407
                                                                                   -----------------       ------------------
                        Total Investments (96.76%)                                        16,104,752*              16,112,357**
                                                                                   =================
                        Other assets in excess of liabilities (3.24%)                                                 539,905
                        Net assets (100.00%)                                                                      $16,652,262
                                                                                                            =================


---------------
(a)Non-income producing security.
(b)Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(c)Securities which are in default with respect to interest, principal, or both.

 *At June 30, 2001 cost is identical for both book and federal income tax purposes.
**Gross unrealized appreciation and depreciation of securities at June 30, 2001 were $1,420,744 and $1,413,139, respectively.
  (Net appreciation was $7,605.)



Foreign Currency                    Industry Classifications
----------------                    ------------------------
NZD -- New Zealand Dollar            (1) Metals and Minerals        (11) Distribution
                                     (2) Forest Products            (12) Health Care
                                     (3) Agriculture                (13) Media
                                     (4) Automotive                 (14) Services
                                     (5) Building Materials         (15) Financial Institutions
                                     (6) Capital Goods              (16) Real Estate
                                     (7) Chemicals                  (17) Holding Companies
                                     (8) Transportation             (18) Conglomerates
                                     (9) Electronics                (19) Gold Related
                                    (10) Consumer Products


---------------
See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2001
                                  (unaudited)



Assets:
 Investments, at value (Note 1):
   Common and preferred stock (cost: $15,772,776) ................   $15,809,950
   Bonds, notes, and convertible bonds (cost: $331,976) ..........       302,407
                                                                     -----------
   Total investments (cost: $16,104,752) .........................    16,112,357
 Cash ............................................................       101,093
 Receivable for investment securities sold .......................        57,847
 Receivable for forward currency contracts held, at value (Notes
  1 and 6)........................................................       293,053
 Receivable for Fund shares sold .................................       164,029
 Accrued interest and dividends receivable .......................        72,019
 Deferred organization costs (Note 1) ............................         9,423
                                                                     -----------
    Total Assets .................................................    16,809,821
                                                                     -----------
Liabilities:
 Payable for investment securities purchased .....................        71,707
 Payable for Fund shares redeemed ................................           438
 Payable for forward currency contracts held, at value (Notes 1
  and 6)..........................................................        26,503
 Distribution fees payable (Note 3) ..............................         4,155
 Accrued expenses and other liabilities ..........................        54,756
                                                                     -----------
    Total Liabilities ............................................       157,559
                                                                     -----------
Net Assets:
 Capital stock (par value, $0.001 per share) .....................         1,102
 Capital surplus .................................................    13,787,995
 Net unrealized appreciation (depreciation) on:
   Investments ...................................................         7,605
   Forward currency contracts ....................................       266,550
   Foreign currency related transactions .........................        (2,741)
 Undistributed net realized gains on investments .................     1,671,614
 Undistributed net investment income .............................       920,137
                                                                     -----------
    Net Assets (Note 1) ..........................................   $16,652,262
                                                                     ===========
Net Asset Value per Share (NAV) (based on 1,101,759 shares
  outstanding; 1,000,000,000 shares authorized) (Note 5)..........      $15.11
Maximum Offering Price per Share .................................      $15.11

---------------
See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                            STATEMENT OF OPERATIONS
                     For the Six Months Ended June 30, 2001
                                  (unaudited)



Investment Income:
 Income:
   Dividends (net of $28,571 foreign taxes withheld) ..............   $  234,850
   Interest .......................................................       18,289
                                                                      ----------
    Total income from operations ..................................      253,139
                                                                      ----------
 Expenses:
   Investment advisory expenses (Note 2) ..........................       59,441
   Custodian expenses .............................................       31,220
   Distribution expenses (Note 3) .................................       19,814
   Audit expenses .................................................       13,878
   Legal expenses .................................................        7,997
   Amortization of deferred organization costs (Note 1) ...........        7,859
   Printing expenses ..............................................        7,687
   Directors' expenses ............................................          728
   Registration and filing expenses ...............................          590
   Miscellaneous expenses .........................................        3,477
                                                                      ----------
    Total expenses from operations ................................      152,691
                                                                      ----------
   Investment advisory expenses waived (Note 2) ...................      (34,065)
                                                                      ----------
   Net expenses from operations ...................................      118,626
                                                                      ----------
    Net investment income (Note 1) ................................      134,513
                                                                      ----------
Realized and Unrealized Gains on Investments and Foreign Currency
  Related Transactions (Notes 1 and 6):
 Net realized gain from:
   Investment transactions ........................................      355,290
   Foreign currency related transactions ..........................      284,545
                                                                      ----------
                                                                         639,835
                                                                      ----------
 Change in unrealized appreciation (depreciation) of:
   Investments ....................................................      334,773
   Foreign currency related transactions ..........................       84,947
                                                                      ----------
                                                                         419,720
                                                                      ----------
 Net gain on investments and foreign currency related transactions     1,059,555
                                                                      ----------
Net Increase in Net Assets Resulting from Operations ..............   $1,194,068
                                                                      ==========

---------------
See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                      STATEMENTS OF CHANGES IN NET ASSETS



                                         For the Six Months
                                           Ended June 30,     For the Year Ended
                                                2001             December 31,
                                            (unaudited)              2000
                                            -----------           -----------
Operations:
 Net investment income ..............       $   134,513           $   194,402
 Net realized gain from investments
  and foreign currency
   related transactions..............           639,835             1,686,280
 Increase (decrease) in unrealized
  appreciation (depreciation)
    of investments and foreign
    currency related transactions....           419,720            (1,006,210)
                                            -----------           -----------
    Net increase in assets resulting
    from operations..................         1,194,068               874,472
                                            -----------           -----------
Distributions to Shareholders:
 Dividends paid from net investment
  income.............................                --              (209,180)
   Distributions paid from net
     realized gains from investment
     transactions ...................                --              (903,278)
                                            -----------           -----------
   Decrease in net assets resulting
     from distributions..............                --            (1,112,458)
                                            -----------           -----------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold ......         6,848,154             9,061,337
 Net asset value of shares issued
  for reinvested dividends and
  distributions......................                --             1,112,458
 Cost of shares redeemed ............        (5,904,021)           (4,577,490)
                                            -----------           -----------
    Increase in net assets from Fund
      share transactions.............           944,133             5,596,305
                                            -----------           -----------
    Net increase in net assets ......         2,138,201             5,358,319
Net Assets (Note 1):
 Beginning of period ................        14,514,061             9,155,742
                                            -----------           -----------
 End of period (including
  undistributed net investment income
   of $920,137 and $498,484,
     respectively.)..................       $16,652,262           $14,514,061
                                            ===========           ===========

---------------
See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                         NOTES TO FINANCIAL STATEMENTS


Note 1 -- Significant Accounting Policies

First Eagle SoGen Variable Funds, Inc. (the "Company") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of one portfolio, First Eagle SoGen Overseas Variable Fund (the "Fund"). The Company, formerly SoGen Variable Funds, Inc., changed its name to First Eagle SoGen Variable Funds, Inc. effective December 31, 1999. The following is a summary of significant accounting policies adhered to by the Fund.

a) Security valuation--Portfolio securities held in the Fund are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith and in accordance with procedures adopted by the Board of Directors.

b) Deferred organization costs--Costs incurred in connection with the organization of the Fund were amortized on a straight-line basis over a sixty-month period from the date the Fund commenced investment operations.

c) Security transactions and income--Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund amortizes discounts on debt obligations; however, premiums are not amortized.

d) Expenses--Earnings credits reduce custodian fees by the amount of interest earned on balances with such service providers.

e) Foreign currency translation--The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f) Forward currency contracts--In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

g) U.S. income taxes--No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

h) Use of estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                    First Eagle SoGen Overseas Variable Fund

Note 2 -- Investment Advisory Agreement and Transactions with Related Persons

Effective December 31, 1999, Arnhold and S. Bleichroeder Advisers, Inc. ("the Adviser"), a wholly owned subsidiary of Arnhold and S. Bleichroeder, Inc. ("A&SB"), succeeded Societe Generale Asset Management Corp. ("SGAM Corp.") as investment adviser to the Fund. The Fund pays the Adviser an advisory fee for advisory services and facilities furnished, at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has agreed to waive its advisory fee and, if necessary, reimburse the Fund through April 30, 2002 to the extent that the Fund's aggregate expenses exceed 1.50% of the Fund's average daily net assets. For the six months ended June 30, 2001, the Fund's investment advisory fees in the amount of $34,065 were waived by the Adviser.

Effective March 1, 2000 A&SB succeeded Funds Distributor, Inc. ("FDI") as principal underwriter to the Fund. In acting as a selected broker for the six months ended June 30, 2001, A&SB or its affiliates received $1,922 in broker commissions for portfolio transactions executed on behalf of the Fund.

Note 3 -- Distribution Plan and Agreement

Under the terms of the Distribution Plans and Agreements (the "Plans") with FDI through February 29, 2000 and with A&SB thereafter, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly, a distribution related fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Under the Plans, the distributor will use amounts payable by the Fund in their entirety for payments to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the six months ended June 30, 2001 the distribution fees paid or payable to A&SB by the Fund were $19,814.

Note 4 -- Purchases and Sales of Securities

During the six months ended June 30, 2001, the aggregate cost of purchases of investments and proceeds from sales of investments totaled $5,115,716 and $3,878,869, respectively.

Note 5 -- Capital Stock

Transactions in shares of capital stock were as follows:


                                            Six Months Ended       Year Ended
                                             June 30, 2001     December 31, 2000
                                             -------------     -----------------
Shares sold ............................         459,684             629,069
Shares issued for reinvested dividends
  and distributions.....................              --              80,380
Shares redeemed ........................        (393,735)           (320,161)
                                                --------            --------
Net increase ...........................          65,949             389,288
                                                ========            ========

                    First Eagle SoGen Overseas Variable Fund

Note 6 -- Commitments

As of June 30, 2001, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $266,550.


Transaction Hedges:
Foreign Currency Purchases
------------------------------------------------------------------------------------------------------------------------------
                                                                                              Unrealized        Unrealized
  Settlement                                            U.S. $ Value                         Appreciation      Depreciation
    Dates                                                    at            U.S. $ To Be           at                at
   Through           Foreign Currency To Be Received    June 30, 2001       Delivered       June 30, 2001      June 30, 2001
------------------------------------------------------------------------------------------------------------------------------
7/03/01                   70,053   Euro                 $        59,450   $        59,425    $           25    $            --
7/03/01                   17,482   Hong Kong Dollar               2,241             2,241                --                 --
                                                         --------------    --------------    --------------     --------------
                                                                 61,691            61,666                25                 --
                                                         --------------    --------------    --------------     --------------




Foreign Currency Sales
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                Unrealized        Unrealized
  Settlement                                                                 U.S. $ Value      Appreciation      Depreciation
    Dates                                                 U.S. $ To Be            at                at                at
   Through            Foreign Currency To Be Delivered      Received        June 30, 2001     June 30, 2001      June 30, 2001
-------------------------------------------------------------------------------------------------------------------------------
7/02/01                   62,565   Singapore Dollar               34,340            34,329                11                 --
7/03/01                   42,861   Singapore Dollar               23,505            23,518                --                (13)
                                                          --------------    --------------    --------------     --------------
                                                                  57,845            57,847                11                (13)
                                                          --------------    --------------    --------------     --------------




Portfolio Hedges:
Foreign Currency Purchases
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                Unrealized        Unrealized
  Settlement                                              U.S. $ Value                         Appreciation      Depreciation
    Dates                                                      at            U.S. $ To Be           at                at
   Through            Foreign Currency To Be Received     June 30, 2001       Delivered       June 30, 2001      June 30, 2001
-------------------------------------------------------------------------------------------------------------------------------
10/05/01                 369,000   New Zealand Dollar            148,912           175,402                --            (26,490)
10/17/01                  51,000   Swiss Franc                    28,455            28,337               118                 --
                                                          --------------    --------------    --------------     --------------
                                                                 177,367           203,739               118            (26,490)
                                                          --------------    --------------    --------------     --------------




Foreign Currency Sales
------------------------------------------------------------------------------------------------------------------------------
                                                                                                Unrealized       Unrealized
  Settlement                                                                 U.S. $ Value      Appreciation     Depreciation
    Dates                                                 U.S. $ To Be            at                at               at
   Through            Foreign Currency To Be Delivered      Received        June 30, 2001     June 30, 2001     June 30, 2001
------------------------------------------------------------------------------------------------------------------------------
10/05/01                 510,500   New Zealand Dollar            261,185           206,015            55,170                --
10/17/01                  72,000   Swiss Franc                    41,841            40,172             1,669                --
11/14/01                 360,000   Euro                          335,951           305,484            30,467                --
11/14/01                 628,000   Euro                          553,365           532,851            20,514                --
11/21/01              63,082,000   Japanese Yen                  524,270           512,030            12,240                --
11/21/01             263,366,000   Japanese Yen                2,294,850         2,122,422           172,428                --
11/28/01                  46,000   Australian Dollar              23,900            23,489               411                --
                                                          --------------    --------------    --------------    --------------
                                                               4,035,362         3,742,463           292,899                --
                                                          --------------    --------------    --------------    --------------
                                                         $     4,332,265   $     4,065,715    $      293,053   $      (26,503)
                                                         ==============    ==============     ==============   ==============


                    First Eagle SoGen Overseas Variable Fund

                              FINANCIAL HIGHLIGHTS



                                                   For the Six Months
                                                    Ended June 30,        For the year ended December 31,       For the Period
                                                           2001           -------------------------------    February 3, 1997++ to
                                                       (unaudited)           2000     1999      1998            December 31, 1997
                                                   ------------------        -------   ------    ------      ---------------------
Selected Per Share Data
Net asset value, beginning of period ...........         $ 14.01             $ 14.16   $10.07    $ 9.77           $10.00
                                                         -------             -------   ------    ------           ------
Income from investment operations:
 Net investment income (loss) ..................            0.09                0.23     0.16      0.12            (0.01)
 Net realized and unrealized gains
   (losses) on investments .....................            1.01                0.79     4.08      0.29            (0.22)
                                                         -------             -------   ------    ------           ------
Total from investment operations ...............            1.10                1.02     4.24      0.41            (0.23)
                                                         -------             -------   ------    ------           ------
Less distributions:
 Dividends from net investment
   income ......................................              --               (0.22)      --     (0.11)              --
 Dividends from capital gains ..................              --               (0.95)   (0.15)       --               --
                                                         -------             -------   ------    ------           ------
   Total distributions .........................              --               (1.17)   (0.15)    (0.11)              --
                                                         -------             -------   ------    ------           ------
    Net asset value, end of
      period....................................         $ 15.11             $ 14.01   $14.16    $10.07           $ 9.77
                                                         =======             =======   ======    ======           ======
Total Return ...................................            7.85%(delta)        7.30%   42.15%     4.21%           (2.30%)(delta)
Ratios and Supplemental Data
Net assets, end of period (000's) ..............         $16,652             $14,514   $9,156    $4,213           $1,391
Ratio of operating expenses to average net
  assets........................................            1.50%*+             1.50%+   1.50%+    1.50%+           2.00%*+
Ratio of net investment income to average net
  assets........................................            1.70%*#             1.60%#   1.50%#    2.04%#          (0.14%)*#
Portfolio turnover rate ........................           25.05%              50.51%   65.38%    21.35%            8.88%


---------------
++      Commencement of operations.

*       Annualized.

(delta) Total return is not annualized, as it may not be representative of the total return for the year.

+ The annualized ratios of operating expenses to average net assets for the six months ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998 and the period from February 3, 1997 to December 31, 1997 would have been 1.92%, 2.65%, 3.32%, 4.98% and 16.07% respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

# The annualized ratios of net investment income to average net assets for the six months ended June 30, 2001 the years ended December 31, 2000, 1999, 1998 and the period from February 3, 1997 to December 31, 1997 would have been 1.26%, 0.44%, (0.32%), (1.44%) and (14.20%)
        respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

                    First Eagle SoGen Overseas Variable Fund
                          1345 Avenue of the Americas
                               New York, NY 10105


DIRECTORS AND OFFICERS

Directors

John P. Arnhold       Donald G. McCouch

Candace K. Beinecke   Fred J. Meyer

Edwin J. Ehrlich      Dominique Raillard

Robert J. Gellert     Nathan Snyder

James E. Jordan       Stanford S. Warshawsky

William M. Kelly

Officers

Stanford S. Warshawsky....................................Chairman of the Board

John P. Arnhold....................................................Co-President

Jean-Marie Eveillard...............................................Co-President

Charles de Vaulx..........................................Senior Vice President

Robert Bruno...........................Vice President, Secretary, and Treasurer

Tracy Saltwick............................Vice President and Compliance Officer

Edwin S. Olsen...................................................Vice President

Andrew DeCurtis..................................................Vice President

Stefanie Spritzler..........................................Assistant Treasurer

Winnie Leung................................................Assistant Treasurer

Suzan J. Afifi..............................................Assistant Secretary

INVESTMENT ADVISER                   UNDERWRITER

ARNHOLD AND S. BLEICHROEDER          ARNHOLD AND S. BLEICHROEDER, INC.
ADVISERS, INC.                       1345 Avenue of the Americas
1345 Avenue of the Americas          New York, NY 10105
New York, NY 10105

LEGAL COUNSEL                        INDEPENDENT AUDITORS

SHEARMAN & STERLING                  KPMG LLP
599 Lexington Avenue                 757 Third Avenue
New York, NY 10022                   New York, NY 10017

CUSTODIAN

THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

SHAREHOLDER SERVICING AGENT

STATE STREET
801 Pennsylvania
Kansas City, MO 64105

The financial information included herein is taken from the records of the Fund without examination by the Fund's independent auditors, who do not express an opinion thereon. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Variable Funds, Inc.